Property and Equipment, Net	12 Months Ended
Jun. 30, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 7 – PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of June 30,
	2020	2019
Equipment	$737,833	$590,771
Office Furniture	130,026	126,279
Automobiles	78,206	80,486
Leasehold improvements	416,936	416,724
Construction in progress	73,672	-
Total	1,436,673	1,214,260
Less: accumulated depreciation	(984,201)	(647,669)
Property and equipment, net	$452,472	$566,591

Depreciation expense was $360,302, $239,349 and $152,342 for the years ended June 30, 2020, 2019 and 2018, respectively. No impairment loss was recognized for the years ended June 30, 2020, 2019 and 2018.